Schedule of Investments (unaudited)
December 31, 2024
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.2%
Boeing Co. (The)(a)	85,474	$ 15,128,898
General Dynamics Corp.	39,457	10,396,525
General Electric Co.	122,111	20,366,894
Lockheed Martin Corp.	20,728	10,072,564
Northrop Grumman Corp.	19,934	9,354,827
RTX Corp.	192,177	22,238,722
TransDigm Group, Inc.	6,278	7,955,984
		95,514,414
Air Freight & Logistics — 1.0%
FedEx Corp.	32,711	9,202,586
United Parcel Service, Inc., Class B	105,349	13,284,509
		22,487,095
Automobiles — 0.6%
Ford Motor Co.	567,281	5,616,082
General Motors Co.	158,006	8,416,980
		14,033,062
Banks — 9.7%
Bank of America Corp.	962,388	42,296,953
Citigroup, Inc.	273,518	19,252,932
JPMorgan Chase & Co.	406,052	97,334,725
PNC Financial Services Group, Inc. (The)	57,380	11,065,733
Truist Financial Corp.	192,861	8,366,310
U.S. Bancorp	225,306	10,776,386
Wells Fargo & Co.	481,530	33,822,667
		222,915,706
Beverages — 1.4%
Coca-Cola Co. (The)	239,575	14,915,939
Constellation Brands, Inc., Class A	23,031	5,089,851
Keurig Dr. Pepper, Inc.	161,925	5,201,031
Monster Beverage Corp.(a)	20,709	1,088,465
PepsiCo, Inc.	41,728	6,345,160
		32,640,446
Biotechnology — 2.9%
AbbVie, Inc.	145,442	25,845,044
Amgen, Inc.	17,127	4,463,981
Gilead Sciences, Inc.	180,368	16,660,592
Moderna, Inc.(a)	46,609	1,938,002
Regeneron Pharmaceuticals, Inc.(a)	13,834	9,854,373
Vertex Pharmaceuticals, Inc.(a)	18,683	7,523,644
		66,285,636
Building Products — 1.0%
Carrier Global Corp.	121,217	8,274,272
Johnson Controls International PLC	96,436	7,611,694
Trane Technologies PLC	21,559	7,962,817
		23,848,783
Capital Markets — 5.7%
BlackRock, Inc.(b)	21,337	21,872,772
Charles Schwab Corp. (The)	193,950	14,354,239
CME Group, Inc., Class A	51,946	12,063,420
Goldman Sachs Group, Inc. (The)	32,421	18,564,913
Intercontinental Exchange, Inc.	82,110	12,235,211
KKR & Co., Inc., Class A	69,291	10,248,832
Morgan Stanley	157,873	19,847,794
S&P Global, Inc.	45,229	22,525,399
		131,712,580
Chemicals — 1.8%
Air Products & Chemicals, Inc.	32,072	9,302,163
Security	Shares	Value
Chemicals (continued)
Ecolab, Inc.	4,758	$ 1,114,894
Linde PLC	69,442	29,073,282
Sherwin-Williams Co. (The)	3,004	1,021,150
		40,511,489
Commercial Services & Supplies — 0.3%
Cintas Corp.	2,536	463,327
Copart, Inc.(a)	8,563	491,431
Republic Services, Inc.	29,653	5,965,590
		6,920,348
Communications Equipment — 1.7%
Cisco Systems, Inc.	576,869	34,150,645
Motorola Solutions, Inc.	12,476	5,766,781
		39,917,426
Construction Materials — 0.4%
CRH PLC	99,268	9,184,275
Consumer Finance — 1.1%
American Express Co.	50,683	15,042,208
Capital One Financial Corp.	54,704	9,754,817
		24,797,025
Consumer Staples Distribution & Retail — 2.9%
Target Corp.	66,857	9,037,729
Walmart, Inc.	627,290	56,675,652
		65,713,381
Diversified Telecommunication Services — 2.1%
AT&T Inc.	1,037,522	23,624,376
Verizon Communications, Inc.	609,048	24,355,829
		47,980,205
Electric Utilities — 2.7%
American Electric Power Co., Inc.	76,196	7,027,557
Constellation Energy Corp.	38,268	8,560,934
Duke Energy Corp.	111,504	12,013,441
NextEra Energy, Inc.	297,173	21,304,333
Southern Co. (The)	158,254	13,027,469
		61,933,734
Electrical Equipment — 1.8%
Eaton Corp. PLC	57,031	18,926,878
Emerson Electric Co.	82,570	10,232,900
GE Vernova, Inc.	39,372	12,950,632
		42,110,410
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	71,224	4,946,507
Energy Equipment & Services — 0.3%
Schlumberger NV	203,980	7,820,593
Entertainment — 1.3%
Walt Disney Co. (The)	262,450	29,223,808
Financial Services — 6.4%
Apollo Global Management, Inc.	18,983	3,135,232
Berkshire Hathaway, Inc., Class B(a)	264,548	119,914,318
Fiserv, Inc.(a)	55,815	11,465,517
PayPal Holdings, Inc.(a)	144,903	12,367,471
		146,882,538
Food Products — 0.7%
Kraft Heinz Co. (The)	128,404	3,943,287
Mondelez International, Inc., Class A	193,527	11,559,368
		15,502,655

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 1.2%
CSX Corp.	278,513	$ 8,987,615
Norfolk Southern Corp.	32,652	7,663,424
Union Pacific Corp.	45,935	10,475,017
		27,126,056
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	249,984	28,275,690
Becton Dickinson & Co.	41,777	9,477,948
Boston Scientific Corp.(a)	212,272	18,960,135
Edwards Lifesciences Corp.(a)	69,871	5,172,550
Medtronic PLC	185,518	14,819,178
Stryker Corp.	36,764	13,236,878
		89,942,379
Health Care Providers & Services — 4.5%
Cigna Group (The)	35,907	9,915,359
CVS Health Corp.	182,291	8,183,043
Elevance Health, Inc.	28,228	10,413,309
HCA Healthcare, Inc.	20,197	6,062,130
McKesson Corp.	10,664	6,077,520
UnitedHealth Group, Inc.	123,878	62,664,925
		103,316,286
Health Care REITs — 0.5%
Welltower, Inc.	89,054	11,223,476
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	294	1,460,716
DoorDash, Inc., Class A(a)	6,496	1,089,704
Marriott International, Inc., Class A	33,145	9,245,466
McDonald’s Corp.	97,475	28,257,028
Starbucks Corp.	36,680	3,347,050
		43,399,964
Household Products — 2.3%
Colgate-Palmolive Co.	52,846	4,804,230
Kimberly-Clark Corp.	28,507	3,735,557
Procter & Gamble Co. (The)	264,982	44,424,232
		52,964,019
Industrial Conglomerates — 1.1%
3M Co.	63,969	8,257,758
Honeywell International, Inc.	79,581	17,976,552
		26,234,310
Industrial REITs — 0.6%
Prologis, Inc.	133,540	14,115,178
Insurance — 2.8%
American International Group, Inc.	93,860	6,833,008
Aon PLC, Class A	28,369	10,189,010
Chubb Ltd.	58,473	16,156,090
Marsh & McLennan Cos., Inc.	61,492	13,061,516
MetLife, Inc.	85,007	6,960,373
Progressive Corp. (The)	13,254	3,175,791
Travelers Cos., Inc. (The)	33,013	7,952,501
		64,328,289
IT Services — 2.7%
Accenture PLC, Class A	90,686	31,902,428
International Business Machines Corp.	132,585	29,146,161
		61,048,589
Life Sciences Tools & Services — 2.2%
Danaher Corp.	93,290	21,414,720
Thermo Fisher Scientific, Inc.	55,192	28,712,534
		50,127,254
Security	Shares	Value
Machinery — 2.8%
Caterpillar, Inc.	60,631	$ 21,994,502
Deere & Co.	36,446	15,442,170
Illinois Tool Works, Inc.	26,433	6,702,351
PACCAR, Inc.	74,313	7,730,038
Parker-Hannifin Corp.	18,486	11,757,651
		63,626,712
Media — 0.9%
Comcast Corp., Class A	548,497	20,585,092
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	206,802	7,875,020
Newmont Corp.	164,665	6,128,831
		14,003,851
Multi-Utilities — 0.6%
Dominion Energy, Inc.	121,078	6,521,261
Sempra	91,533	8,029,275
		14,550,536
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	249,014	36,067,188
ConocoPhillips	187,023	18,547,071
EOG Resources, Inc.	82,186	10,074,360
Exxon Mobil Corp.	648,637	69,773,882
Marathon Petroleum Corp.	48,343	6,743,848
Occidental Petroleum Corp.	98,354	4,859,671
Phillips 66	59,641	6,794,899
Valero Energy Corp.	45,603	5,590,472
		158,451,391
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,266	1,594,525
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	293,142	16,580,112
Johnson & Johnson	348,648	50,421,474
Pfizer, Inc.	819,408	21,738,894
Zoetis, Inc., Class A	11,558	1,883,145
		90,623,625
Professional Services — 0.1%
Automatic Data Processing, Inc.	4,259	1,246,737
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	79,103	9,554,851
Analog Devices, Inc.	71,608	15,213,836
Applied Materials, Inc.	9,732	1,582,715
Intel Corp.	615,875	12,348,294
Marvell Technology, Inc.	113,912	12,581,580
Micron Technology, Inc.	159,313	13,407,782
QUALCOMM, Inc.	9,995	1,535,432
Texas Instruments, Inc.	115,631	21,681,969
		87,906,459
Software — 0.7%
Fortinet, Inc.(a)	16,766	1,584,052
Roper Technologies, Inc.	15,430	8,021,286
Salesforce, Inc.	20,301	6,787,233
		16,392,571
Specialized REITs — 0.8%
Equinix, Inc.	13,178	12,425,404
Public Storage	19,374	5,801,351
		18,226,755
Specialty Retail — 1.8%
AutoZone, Inc.(a)	212	678,824
Home Depot, Inc. (The)	28,959	11,264,762

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	82,749	$ 20,422,453
O’Reilly Automotive, Inc.(a)	649	769,584
TJX Cos., Inc. (The)	66,979	8,091,733
		41,227,356
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	33,139	3,818,938
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	65,260	4,938,224
Tobacco — 1.7%
Altria Group, Inc.	245,086	12,815,547
Philip Morris International, Inc.	224,675	27,039,636
		39,855,183
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	69,189	15,272,088
Total Long-Term Investments — 99.7% (Cost: $2,165,465,666)		2,289,027,959
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)(c)	3,598,586	$ 3,598,586
Total Short-Term Securities — 0.2% (Cost: $3,598,586)		3,598,586
Total Investments — 99.9% (Cost: $2,169,064,252)		2,292,626,545
Other Assets Less Liabilities — 0.1%		2,325,641
Net Assets — 100.0%		$ 2,294,952,186
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 3,764(b)	$ —	$ (3,764)	$ —	$ —	—	$ 1,819(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,978,323	620,263(b)	—	—	—	3,598,586	3,598,586	152,968	—
BlackRock, Inc.	19,215,951	10,597,676	(13,202,409)	3,527,300	1,734,254	21,872,772	21,337	368,582	—
				$ 3,523,536	$ 1,734,254	$ 25,471,358		$ 523,369	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	58	03/21/25	$ 5,333	$ (163,126)

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,289,027,959	$ —	$ —	$ 2,289,027,959
Short-Term Securities
Money Market Funds	3,598,586	—	—	3,598,586
	$ 2,292,626,545	$ —	$ —	$ 2,292,626,545
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (163,126)	$ —	$ —	$ (163,126)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
4